[AIM LOGO APPEARS HERE]            Dear Shareholder:

                [PHOTO of          Mixed signals from a vigorous economy were
             Charles T. Bauer,     the chief focus for fixed-income markets
              Chairman of the      during most of the past year. Although the
LETTER       Board of the Fund     Federal Reserve Board (the Fed) raised
TO OUR        APPEARS HERE]        interest rates only once during the fiscal
SHAREHOLDERS                       year covered by this report, the period was
                marked by considerable fluctuation in the money markets.
                   In March 1997, the Fed raised the key short-term target,
               namely the federal funds rate, from 5.25% to 5.50%. That action was in response to concern about the inflationary potential of strong economic growth during the last quarter of 1996 and the first quarter of 1997. Short-term yields rose as markets anticipated another increase in interest rates at the Fed's next meeting in May.
                   But when signs of a slowing economy appeared, the Fed decided not to raise rates further in May. Money market yields fell significantly, reflecting changed expectations of near-term interest rate stability. In fact, the federal funds rate remained unchanged from March through Short-Term Investments Trust Treasury Portfolio's August 31 fiscal year-end.
                   The economy continued to display considerable resilience,
               growing at a 3.3% annual rate during the second quarter of 1997. Though there were no outward signs of inflation, the extension of a strong growth pattern heightened uncertainty about Fed policy, and that led to increased volatility in the money markets.
                   As the fiscal year closed, the yield on Treasury bills had dropped dramatically. One contributing cause was an inflow of foreign money seeking safety and liquidity, which pushed up prices. The yield on a one-year T-bill was less than 50 basis points higher than the yield on a three-month T-bill.

               YOUR INVESTMENT PORTFOLIO

               Since there was little reason to extend the maturities to pick up yield over the cash management portion of the Portfolio's holdings, Portfolio managers maintained a relatively short weighted average maturity (WAM) in the 20- to 30-day range. Employing a barbell structure, the Portfolio was able to take advantage of the higher-yielding overnight market while looking for strategic opportunities in longer maturities. The short WAM was appropriate given the uncertainty about future rate hikes, as it enables Portfolio managers to react swiftly to changing interest rates. At the close of the reporting period, the weighted average maturity of the portfolio was 24 days.
                   Using this strategy, the Private Investment Class of the
               Portfolio outperformed its comparative indexes as of August 31, 1997, as shown in the table.


               YIELDS AS OF 8/31/97                 Average       Seven-Day
                                                 Monthly Yield      Yield
               Treasury Portfolio
               Private Investment Class               5.23%          5.27%

               IBC Money Fund Averages(TM)
               U.S. Treasury &
               Repurchase Agreements                  4.86%          4.87%

               IBC Money Fund Averages(TM)
               Government Only/Institutions Only      5.16%          5.18%


                                                                     (continued)

                   The Portfolio also continues to hold the highest credit
               quality ratings given by two widely known credit-rating agencies:
               AAAm from Standard & Poor's Corporation and Aaa from Moody's Investors Service, Inc. The ratings are historical and are based on an analysis of the Portfolio's credit quality, composition, management, and weekly portfolio reviews.
                   Net assets of the Private Investment Class stood at $463.44 million as of August 31, 1997, up from $352.54 million as of August 31, 1996.
                   The Treasury Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests exclusively in direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. Government securities, such as U.S. Treasury bills and bonds, offer a high degree of safety and are guaranteed as to the timely payment of principal if held to maturity. As with any money market fund, an investment in Treasury Portfolio is neither insured nor guaranteed by the U.S. government, the FDIC, or a bank, and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

               OUTLOOK FOR THE FUTURE

               As the reporting period closed, the general expectation was that the economy would continue to grow at a sustainable annual pace of 2% to 3% and that inflation would remain under control. However, underlying strength in various economic indicators, including consumer spending and capital expenditures by companies, signals the potential for faster growth, which could trigger higher short-term rates later this year. This uncertainty could cause interest rates to remain volatile through the close of 1997.
                   The Portfolio expects to continue to maintain a relatively short maturity structure, remaining flexible to take advantage of any sudden rise in market yields or further rate increases by the Fed.
                   We are pleased to send you this report concerning your
               investment. AIM remains committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also committed to customer service and are ready to respond to your comments about this report and to any questions you may have. Please contact one of our representatives at 800-659-1005 if we may be of service.

               Respectfully submitted,

               /s/ CHARLES T. BAUER
               Charles T. Bauer
               Chairman

SCHEDULE OF INVESTMENTS
August 31, 1997

                                             MATURITY PAR (000)     VALUE
U.S. TREASURY SECURITIES - 12.94%

U.S. TREASURY BILLS(a) - 5.80%
5.33%                                        10/02/97 $ 50,000  $   49,770,514
------------------------------------------------------------------------------
5.325%                                       01/08/98   25,000      24,522,969
------------------------------------------------------------------------------
5.28%                                        03/05/98   40,000      38,914,667
------------------------------------------------------------------------------
5.665%                                       04/02/98   25,000      24,162,052
------------------------------------------------------------------------------
5.53%                                        04/30/98   50,000      48,148,987
------------------------------------------------------------------------------
5.52%                                        05/28/98   50,000      47,937,667
------------------------------------------------------------------------------
5.235%                                       06/25/98   25,000      23,920,281
------------------------------------------------------------------------------
5.215%                                       07/23/98   25,000      23,823,004
------------------------------------------------------------------------------
5.245%                                       07/23/98   25,000      23,816,233
------------------------------------------------------------------------------
                                                                   305,016,374
------------------------------------------------------------------------------

U.S. TREASURY NOTES - 7.14%

5.75%                                        09/30/97   50,000      50,012,312
------------------------------------------------------------------------------
8.75%                                        10/15/97   50,000      50,197,174
------------------------------------------------------------------------------
5.25%                                        12/31/97   50,000      49,944,119
------------------------------------------------------------------------------
7.875%                                       01/15/98   75,000      75,554,919
------------------------------------------------------------------------------
5.125%                                       03/31/98   50,000      49,757,722
------------------------------------------------------------------------------
5.125%                                       06/30/98   50,000      49,796,720
------------------------------------------------------------------------------
6.25%                                        06/30/98   25,000      25,133,372
------------------------------------------------------------------------------
8.25%                                        07/15/98   25,000      25,549,378
------------------------------------------------------------------------------
                                                                   375,945,716
------------------------------------------------------------------------------
    Total U.S. Treasury Securities                                 680,962,090
------------------------------------------------------------------------------
    Total Investments (excluding Repurchase
     Agreements)                                                   680,962,090
------------------------------------------------------------------------------

REPURCHASE AGREEMENTS - 87.34%(b)

BT Securities Corp. 5.55%(c)                 09/02/97  200,000     200,000,000
------------------------------------------------------------------------------
BZW Securities Inc. 5.57%(d)                 09/02/97  200,000     200,000,000
------------------------------------------------------------------------------
Bear, Stearns & Co. Inc.
 5.58%(e)                                          --  200,000     200,000,000
------------------------------------------------------------------------------
 5.58%(f)                                          --  200,000     200,000,000
------------------------------------------------------------------------------
CIBC - Wood Gundy Securities Corp. 5.56%(g)  09/02/97  200,000     200,000,000
------------------------------------------------------------------------------
CS First Boston Corp. 5.53%(h)               09/02/97  200,000     200,000,000
------------------------------------------------------------------------------
Chase Securities, Inc. 5.55%(i)              09/02/97  200,000     200,000,000
------------------------------------------------------------------------------
Deutsche Morgan Grenfell/C.J. Lawrence,
 Inc. 5.58%(j)                                     --  560,000     560,000,000
------------------------------------------------------------------------------
Goldman, Sachs & Co. 5.56%(k)                09/02/97  434,729     434,728,794
------------------------------------------------------------------------------
Greenwich Capital Markets, Inc. 5.57%(l)     09/02/97  200,000     200,000,000
------------------------------------------------------------------------------
HSBC Securities, Inc. 5.58%(m)               09/02/97  200,000     200,000,000
------------------------------------------------------------------------------

                                          MATURITY PAR (000)     VALUE
REPURCHASE AGREEMENTS - (continued)

Merrill Lynch Government Securities Inc.
 5.57%(n)                                 09/02/97 $200,000  $  200,000,000
-------------------------------------------------------------------------------
Morgan (J.P.) Securities Inc. 5.56%(o)    09/02/97  300,000     300,000,000
-------------------------------------------------------------------------------
Morgan Stanley & Co. Inc. 5.58%(p)        09/02/97  200,000     200,000,000
-------------------------------------------------------------------------------
Nesbitt Burns Securities Inc. 5.57%(q)          --  200,000     200,000,000
-------------------------------------------------------------------------------
SBC Capital Markets Inc. 5.57%(r)         09/02/97  500,000     500,000,000
-------------------------------------------------------------------------------
Sanwa Securities (USA) Co., L.P.
 5.56%(s)                                 09/02/97  200,000     200,000,000
-------------------------------------------------------------------------------
UBS Securities LLC 5.56%(t)                     --  200,000     200,000,000
-------------------------------------------------------------------------------
    Total Repurchase Agreements                               4,594,728,794
-------------------------------------------------------------------------------
TOTAL INVESTMENTS - 100.28%                                   5,275,690,884 (u)
-------------------------------------------------------------------------------
OTHER ASSETS LESS LIABILITIES - (0.28)%                         (14,902,379)
-------------------------------------------------------------------------------
NET ASSETS - 100.00%                                         $5,260,788,505
===============================================================================

NOTES TO SCHEDULE OF INVESTMENTS:
(a) U.S. Treasury bills are traded on a discount basis. In such cases the interest rate shown represents the rate of discount paid or received at the time of purchase by the Portfolio.
(b) Collateral on repurchase agreements, including the Portfolio's pro-rata interest in joint repurchase agreements, is taken into possession by the Portfolio upon entering into the repurchase agreement. The collateral is marked to market daily to ensure its market value as being 102% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(c) Entered into 08/29/97 with a maturing value of $200,123,333. Collateralized by $163,725,000 U.S. Treasury obligations, 8.875% due 02/15/19 with a market value at 08/31/97 of $204,764,696.
(d) Entered into 08/29/97 with a maturing value of $200,123,778. Collateralized by $184,335,000 U.S. Treasury obligations, 0% to 11.25% due 12/04/97 to
    02/15/15 with an aggregate market value at 08/31/97 of $204,000,005.
(e) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $821,051,000 U.S. Treasury obligations, 0% to 8.75% due 11/15/99 to 08/15/25 with an aggregate market value at 08/31/97 of $206,717,583.
(f) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $500,628,000 U.S. Treasury obligations, 0% due 02/15/06 to 11/15/21 with an aggregate market value at 08/31/97 of $204,356,857.
(g) Entered into 08/29/97 with a maturing value of $200,123,556. Collateralized by $194,543,000 U.S. Treasury obligations, 5.375% to 11.25% due 08/31/97 to
    11/15/26 with an aggregate market value at 08/31/97 of $204,001,930.
(h) Entered into 08/29/97 with a maturing value of $200,122,889. Collateralized by $208,810,000 U.S. Treasury obligations, 0% to 6.25% due 09/04/97 to 06/30/02 with an aggregate market value at 08/31/97 of $205,012,084.
(i) Entered into 08/29/97 with a maturing value of $200,123,333. Collateralized by $193,386,000 U.S. Treasury obligations, 5.50% to 8.875% due 02/15/00 to
    08/15/27 with an aggregate market value at 08/31/97 of $204,004,690.
(j) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $537,574,000 U.S. Treasury obligations 5.25% to 7.875%, due 12/31/97 to 11/15/04 with an aggregate market value at 08/31/97 of $571,200,459.
(k) Joint repurchase agreement entered into 08/29/97 with a maturing value of $750,463,333. Collateralized by $698,212,000 U.S. Treasury obligations, 4.75% to 14.00% due 02/28/98 to 08/15/25 with an aggregate market value at 08/31/97 of $765,753,716.
(l) Entered into 08/29/97 with a maturing value of $200,123,778. Collateralized by $137,530,000 U.S. Treasury obligations, 11.25% due 02/15/15 with a market value at 08/31/97 of $204,003,754.
(m) Entered into 08/29/97 with a maturing value of $200,124,000. Collateralized by $209,292,000 U.S. Treasury obligations, 0% due 02/19/98 to 02/26/98 with an aggregate market value at 08/31/97 of $204,003,111.
(n) Entered into 08/29/97 with a maturing value of $200,123,778. Collateralized by $534,773,000 U.S. Treasury obligations, 0% to 12.00% due 11/15/97 to
    02/15/27 with an aggregate market value at 08/31/97 of $204,002,655.

(o) Entered into 08/29/97 with a maturing value of $300,185,333. Collateralized by $293,232,000 U.S. Treasury obligations, 5.625% to 13.25% due 11/15/97 to
    05/15/14 with an aggregate market value at 08/31/97 of $306,000,820.
(p) Entered into 08/29/97 with a maturing value of $200,124,000. Collateralized by $192,551,000 U.S. Treasury obligations, 7.00% to 8.75% due 04/15/99 to
    02/15/23 with an aggregate market value at 08/31/97 of $204,014,896.
(q) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $598,149,000 U.S. Treasury obligations, 0% to 6.375% due 11/15/97 to 11/15/26 with an aggregate market value at 08/31/97 of $204,000,427.
(r) Entered into 08/29/97 with a maturing value of $500,309,444. Collateralized by $672,387,000 U.S. Treasury obligations, 0% to 6.875% due 11/13/97 to
    08/15/20 with an aggregate market value at 08/31/97 of $511,373,725.
(s) Entered into 08/29/97 with a maturing value of $200,123,556. Collateralized by $195,073,000 U.S. Treasury obligations, 4.75% to 11.875% due 11/30/97 to
    11/15/22 with an aggregate market value at 08/31/97 of $204,000,425.
(t) Open repurchase agreement. Either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $196,654,000 U.S. Treasury obligations, 5.50% to 8.75% due 08/15/00 to 02/28/01 with an aggregate market value at 08/31/97 of $204,000,926.
(u) Also represents cost for federal income tax purposes.


See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES
August 31, 1997


ASSETS:
Investments, excluding repurchase agreements, at value
 (amortized cost)                                         $  680,962,090
------------------------------------------------------------------------
Repurchase agreements                                      4,594,728,794
------------------------------------------------------------------------
Interest receivable                                            8,635,412
------------------------------------------------------------------------
Investment for deferred compensation plan                         62,529
------------------------------------------------------------------------
Other assets                                                     139,530
------------------------------------------------------------------------
  Total assets                                             5,284,528,355
------------------------------------------------------------------------

LIABILITIES:

Payables for:
 Dividends                                                    22,897,610
------------------------------------------------------------------------
 Deferred compensation                                            62,529
------------------------------------------------------------------------
Accrued advisory fees                                            248,343
------------------------------------------------------------------------
Accrued distribution fees                                        358,768
------------------------------------------------------------------------
Accrued transfer agent fees                                       48,453
------------------------------------------------------------------------
Accrued trustees' fees                                             5,067
------------------------------------------------------------------------
Accrued administrative services fees                               8,834
------------------------------------------------------------------------
Accrued operating expenses                                       110,246
------------------------------------------------------------------------
  Total liabilities                                           23,739,850
------------------------------------------------------------------------

NET ASSETS                                                $5,260,788,505

========================================================================
NET ASSETS:

Institutional Class                                       $3,408,009,911
========================================================================
Private Investment Class                                  $  463,440,813
========================================================================
Personal Investment Class                                 $  322,971,027
========================================================================
Cash Management Class                                     $  829,243,407
========================================================================
Resource Class                                            $  237,123,347
========================================================================

SHARES OF BENEFICIAL INTEREST, $.01 PAR VALUE PER SHARE:

Institutional Class                                        3,407,493,098
========================================================================
Private Investment Class                                     463,369,076
========================================================================
Personal Investment Class                                    322,922,450
========================================================================
Cash Management Class                                        829,111,747
========================================================================
Resource Class                                               237,087,410
========================================================================

NET ASSET VALUE PER SHARE:

Net asset value, offering and redemption price per share  $         1.00
========================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the year ended August 31, 1997

INVESTMENT INCOME:

Interest income                                       $244,075,766
-------------------------------------------------------------------
EXPENSES:
Advisory fees                                            2,666,379
-------------------------------------------------------------------
Custodian fees                                             280,405
-------------------------------------------------------------------
Administrative services fees                                99,273
-------------------------------------------------------------------
Trustees' fees and expenses                                 32,668
-------------------------------------------------------------------
Transfer agent fees                                        414,190
-------------------------------------------------------------------
Distribution fees (Note 2)                               4,984,471
-------------------------------------------------------------------
Other                                                      480,366
-------------------------------------------------------------------
  Total expenses                                         8,957,752
-------------------------------------------------------------------
Less: Fee waivers and expense reimbursements            (1,661,719)
-------------------------------------------------------------------
  Net expenses                                           7,296,033
-------------------------------------------------------------------
Net investment income                                  236,779,733
-------------------------------------------------------------------
Net realized gain on sales of investments                  215,978
-------------------------------------------------------------------
Net increase in net assets resulting from operations  $236,995,711
===================================================================

STATEMENT OF CHANGES IN NET ASSETS
For the years ended August 31, 1997 and 1996

                                                   1997            1996
                                              --------------  --------------
OPERATIONS:

 Net investment income                        $  236,779,733  $  193,348,214
-----------------------------------------------------------------------------
 Net realized gain on sales of investments           215,978         490,127
-----------------------------------------------------------------------------
  Net increase in net assets resulting from
   operations                                    236,995,711     193,838,341
-----------------------------------------------------------------------------
Distributions to shareholders from net
 investment income:
  Institutional Class                           (153,610,717)   (135,680,200)
-----------------------------------------------------------------------------
  Private Investment Class                       (20,120,440)    (20,937,989)
-----------------------------------------------------------------------------
  Personal Investment Class                      (11,733,992)     (6,998,307)
-----------------------------------------------------------------------------
  Cash Management Class                          (41,058,376)    (28,729,956)
-----------------------------------------------------------------------------
  Resource Class                                 (10,256,208)     (1,001,762)
-----------------------------------------------------------------------------
Distributions to shareholders from net
 realized gains                                      (59,575)             --
-----------------------------------------------------------------------------
Share transactions-net                         1,556,740,962     443,432,341
-----------------------------------------------------------------------------
  Net increase in net assets                   1,556,897,365     443,922,468
-----------------------------------------------------------------------------

NET ASSETS:

  Beginning of period                          3,703,891,140   3,259,968,672
-----------------------------------------------------------------------------
  End of period                               $5,260,788,505  $3,703,891,140
=============================================================================
NET ASSETS CONSIST OF:

  Shares of beneficial interest               $5,259,983,781  $3,703,242,819
-----------------------------------------------------------------------------
  Undistributed net realized gain on sales of
   investments                                       804,724         648,321
-----------------------------------------------------------------------------
                                              $5,260,788,505  $3,703,891,140
=============================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
August 31, 1997

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
Short-Term Investments Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end series, diversified management investment company. The Fund is organized as a Delaware business trust consisting of two different portfolios, each of which offers separate series of shares: the Treasury Portfolio and the Treasury TaxAdvantage Portfolio. Information presented in these financial statements pertains only to the Treasury Portfolio (the "Portfolio"), with assets, liabilities and operations of each portfolio being accounted for separately. The Portfolio consists of five different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class. Matters affecting each class are voted on exclusively by the shareholders of each class. The Portfolio is a money market fund whose investment objective is the maximization of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.
 The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
A. Security Valuations - The Portfolio invests only in securities which have maturities of 397 days or less. The securities are valued on the basis of amortized cost which approximates market value. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.
B. Securities Transactions, Investment Income and Distributions - Securities transactions are accounted for on a trade date basis. Realized gains or losses are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and discounts on investments, is accrued daily. Dividends to shareholders are declared daily and are paid on the first business day of the following month.
C. Federal Income Taxes - The Portfolio intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
D. Expenses - Distribution and transfer agency expenses directly attributable to a class of shares are charged to that class' operations. All other expenses are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master advisory agreement, AIM receives a monthly fee with respect to the Portfolio calculated by applying a monthly rate, based upon the following annual rates, to the average daily net assets of the Portfolio:

Net Assets                         RATE
----------------------------------------
First $300 million                 0.15%
----------------------------------------
Over $300 million to $1.5 billion  0.06%
----------------------------------------
Over $1.5 billion                  0.05%
----------------------------------------

 During the year ended August 31, 1997, AIM voluntarily reimbursed expenses of $24,200.

 The Portfolio, pursuant to a master administrative services agreement with AIM, has agreed to reimburse AIM for certain costs incurred in providing accounting services to the Portfolio. During the year ended August 31, 1997, the Fund reimbursed AIM $99,273 for such services.
 The Portfolio, pursuant to a transfer agency and service agreement, has agreed to pay A I M Institutional Fund Services, Inc. ("AIFS") a fee for providing transfer agent and shareholder services to the Portfolio. During the year ended August 31, 1997, the Portfolio paid AIFS $414,190 for such services. On September 19, 1997, the Board of Trustees of the Fund approved the appointment of A I M Fund Services, Inc. ("AFS") as transfer agent of the Fund to be effective in late 1997 or early 1998.
 Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Fund, FMC acts as the exclusive distributor of the Fund's shares. The Fund has adopted a master distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class of the Portfolio. The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class pay up to a 0.50%, 0.75%, 0.10%, and 0.20%, respectively, maximum annual rate of the average daily net assets attributable to such class. Of this amount, the Fund may pay an asset-based sales charge to FMC and the Fund may pay a service fee of (a) 0.25% of the average daily net assets of each of the Private Investment Class and the Personal Investment Class, (b) 0.10% of the average daily net assets of the Cash Management Class and (c) 0.20% of the average daily net assets of the Resource Class, to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the Private Investment Class, the Personal Investment Class, the Cash Management Class or the Resource Class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. The plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Portfolio with respect to each class. During the year ended August 31, 1997, the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Resource Class paid $1,195,700, $1,210,290, $625,057, and $315,905, respectively, as compensation under the Plan. FMC waived fees of $1,637,519 for the same period. Certain officers and trustees of the Trust are officers of AIM, FMC, AIFS and AFS.
 During the year ended August 31, 1997, the Portfolio paid legal fees of $13,565 for services rendered by Kramer, Levin, Naftalis & Frankel as counsel to the Board of Trustees. A member of that firm is a trustee of the Fund.

NOTE 3-TRUSTEES' FEES
Trustees' fees represent remuneration paid or accrued to each trustee who is not an "interested person" of AIM. The Fund may invest trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 4-SHARE INFORMATION
Changes in shares outstanding during the years ended August 31, 1997 and 1996 were as follows:

                                      1997                               1996
                        ---------------------------------  ---------------------------------
                            SHARES            AMOUNT           SHARES            AMOUNT
                        ---------------  ----------------  ---------------  ----------------
Sold:
  Institutional Class    15,820,439,672  $ 15,820,439,672   15,527,980,642  $ 15,527,980,642
---------------------------------------------------------------------------------------------
  Private Investment
   Class                  2,377,066,232     2,377,066,232    2,472,141,697     2,472,141,697
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                  2,585,293,225     2,585,293,225    1,088,591,830     1,088,591,830
---------------------------------------------------------------------------------------------
  Cash Management Class   4,354,698,981     4,354,698,981    4,232,083,227     4,232,083,227
---------------------------------------------------------------------------------------------
  Resource Class*         2,558,140,941     2,558,140,941      157,958,663       157,958,663
---------------------------------------------------------------------------------------------
Issued as reinvestment
 of dividends:
  Institutional Class        15,531,436        15,531,436        9,763,491         9,763,491
---------------------------------------------------------------------------------------------
  Private Investment
   Class                      3,858,592         3,858,592        3,211,766         3,211,766
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                      9,897,559         9,897,559        4,455,140         4,455,140
---------------------------------------------------------------------------------------------
  Cash Management Class      12,944,226        12,944,226        8,200,664         8,200,664
---------------------------------------------------------------------------------------------
  Resource Class*             9,274,277         9,274,277          789,507           789,507
---------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class   (14,763,510,184)  (14,763,510,184) (15,872,219,385)  (15,872,219,385)
---------------------------------------------------------------------------------------------
  Private Investment
   Class                 (2,270,031,466)   (2,270,031,466)  (2,517,444,015)   (2,517,444,015)
---------------------------------------------------------------------------------------------
  Personal Investment
   Class                 (2,465,181,087)   (2,465,181,087)  (1,014,656,105)   (1,014,656,105)
---------------------------------------------------------------------------------------------
  Cash Management Class  (4,328,020,236)   (4,328,020,236)  (3,532,010,008)   (3,532,010,008)
---------------------------------------------------------------------------------------------
  Resource Class*        (2,363,661,206)   (2,363,661,206)    (125,414,773)     (125,414,773)
---------------------------------------------------------------------------------------------
Net increase              1,556,740,962  $  1,556,740,962      443,432,341  $    443,432,341
=============================================================================================

* The Resource Class commenced operations on March 12, 1996.

NOTE 5-FINANCIAL HIGHLIGHTS
Shown below are the financial highlights for a share outstanding of the Private Investment Class during each of the years in the five-year period ended August 31, 1997.

                             1997         1996      1995      1994      1993
                           --------     --------  --------  --------  --------
Net asset value,
 beginning of period       $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
-------------------------  --------     --------  --------  --------  --------
Income from investment
 operations:
  Net investment income        0.05         0.05      0.05      0.03      0.03
-------------------------  --------     --------  --------  --------  --------
Less distributions:
  Dividends from net
   investment income          (0.05)       (0.05)    (0.05)    (0.03)    (0.03)
-------------------------  --------     --------  --------  --------  --------
Net asset value, end of
 period                    $   1.00     $   1.00  $   1.00  $   1.00  $   1.00
=========================  ========     ========  ========  ========  ========
Total return                   5.16%        5.25%     5.34%     3.22%     2.91%
=========================  ========     ========  ========  ========  ========
Ratios/supplemental data:
Net assets, end of period
 (000s omitted)            $463,441     $352,537  $394,585  $412,716  $204,281
=========================  ========     ========  ========  ========  ========
Ratio of expenses to
 average net assets(a)         0.39%(b)     0.39%     0.40%     0.38%     0.38%
=========================  ========     ========  ========  ========  ========
Ratio of net investment
 income to average net
 assets(c)                     5.05%(b)     5.14%     5.23%     3.26%     2.81%
=========================  ========     ========  ========  ========  ========

(a) After fee waivers and/or expense reimbursements. Ratios of expenses to average net assets prior to fee waivers and/or expense reimbursements were 0.59%, 0.59%, 0.60%, 0.60%, and 0.67% for the periods 1997-1993, respectively.
(b) Ratios are based on average net assets of $398,566,784.
(c) After fee waivers and/or expense reimbursements. Ratios of net investment income to average net assets prior to fee waivers and/or expense reimbursements were 4.85%, 4.94%, 5.03%, 3.05%, and 2.52% for the periods 1997-1993, respectively.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders
Short-Term Investments Trust:

We have audited the accompanying statement of assets and liabilities of the Treasury Portfolio (a series portfolio of Short-Term Investments Trust), including the schedule of investments, as of August 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Portfolio as of August 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                             KPMG Peat Marwick LLP

Houston, Texas
October 3, 1997

--------------------------------------------------------------------------------
SUPPLEMENTAL PROXY INFORMATION -- SHAREHOLDER MEETING
--------------------------------------------------------------------------------

The Annual Meeting of Shareholders of the Fund was held on February 7, 1997. The meeting was held for the following purposes:

(1) To elect trustees as follows: Charles T. Bauer, Bruce L. Crockett, Owen Daly II, Carl Frischling, Robert H. Graham, John F. Kroeger, Lewis F. Pennock, Ian W. Robinson, and Louis S. Sklar.

(2) To approve a new Investment Advisory Agreement between the Fund and AIM.

(3) To approve the elimination of the fundamental investment policy prohibiting or restricting investments in other investment companies and/or the amendment of certain related fundamental investment policies.

(4) Ratification of KPMG Peat Marwick LLP as independent accountants for the Fund's fiscal year ending August 31, 1997.

The following votes were cast with respect to each item:

                                                             VOTES    WITHHOLD/
     TRUSTEE/MATTER                            VOTES FOR    AGAINST  ABSTENTIONS
     --------------                          ------------- --------- -----------
 (1) Charles T. Bauer.....................   3,503,994,903       N/A      N/A
     Bruce L. Crockett....................   3,503,994,903       N/A      N/A
     Owen Daly II.........................   3,503,994,903       N/A      N/A
     Carl Frischling......................   3,503,994,903       N/A      N/A
     Robert H. Graham.....................   3,503,994,903       N/A      N/A
     John F. Kroeger......................   3,503,994,903       N/A      N/A
     Lewis F. Pennock.....................   3,503,994,903       N/A      N/A
     Ian W. Robinson......................   3,503,994,903       N/A      N/A
     Louis S. Sklar.......................   3,503,994,903       N/A      N/A
 (2) Approval of new Investment Advisory
     Agreement (Portfolio only)...........   3,241,894,841 1,250,000    9,500
 (3) Elimination of policy restricting in-
     vestments in other investment compa-
     nies (Portfolio only)................   3,219,075,791 1,250,000   71,329
 (4) KPMG Peat Marwick LLP................   3,503,994,903       N/A      N/A

                         TRUSTEES
Charles T. Bauer                       Robert H. Graham            Short-Term
Bruce L. Crockett                       John F. Kroeger            Investments Trust
Owen Daly II                           Lewis F. Pennock            (STIT)
Jack Fields                             Ian W. Robinson
Carl Frischling                          Louis S. Sklar

                         OFFICERS
Charles T. Bauer                               Chairman
Robert H. Graham                              President
John J. Arthur           Sr. Vice President & Treasurer
Gary T. Crum                         Sr. Vice President            Treasury Portfolio
Carol F. Relihan         Sr. Vice President & Secretary            ----------------------------------------
Dana R. Sutton     Vice President & Assistant Treasurer            Private                     ANNUAL
Melville B. Cox                          Vice President            Investment                  REPORT
Karen Dunn Kelley                        Vice President            Class
J. Abbott Sprague                        Vice President
P. Michelle Grace                   Assistant Secretary
Nancy L. Martin                     Assistant Secretary                                   AUGUST 31, 1997
Ofelia M. Mayo                      Assistant Secretary
Kathleen J. Pflueger                Assistant Secretary
Samuel D. Sirko                     Assistant Secretary
Stephen I. Winer                    Assistant Secretary
Mary J. Benson                      Assistant Treasurer

                        INVESTMENT ADVISOR
                       A I M Advisors, Inc.
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 347-1919

                           DISTRIBUTOR
                     Fund Management Company
                   11 Greenway Plaza, Suite 100
                        Houston, TX 77046
                          (800) 659-1005

                            CUSTODIAN
                       The Bank of New York
                 90 Washington Street, 11th Floor
                        New York, NY 10286

                      LEGAL COUNSEL TO FUND
                Ballard Spahr Andrews & Ingersoll
                  1735 Market Street, 51st Floor
                   Philadelphia, PA 19103-7599

                    LEGAL COUNSEL TO TRUSTEES
                Kramer, Levin, Naftalis & Frankel
                         919 Third Avenue
                        New York, NY 10022

                          TRANSFER AGENT
             A I M Institutional Fund Services, Inc.
                   11 Greenway Plaza, Suite 100
                      Houston, TX 77046-1173

                             AUDITORS
                      KPMG Peat Marwick LLP
                          700 Louisiana
                       NationsBank Building
                        Houston, TX 77002


This report may be distributed only to current shareholders or             [LOGO APPEARS HERE]
     to persons who have received a current prospectus.                  FUND MANAGEMENT COMPANY